Consolidated Balance Sheet - USD ($) $ in Millions		Dec. 31, 2019		Dec. 31, 2018
Assets
Cash and balances at central banks		$ 107,068		$ 108,370
Loans and advances to banks		12,447		16,868
Receivables from securities financing transactions		84,245		95,349
Cash collateral receivables on derivative instruments		23,289		23,602
Loans and advances to customers		326,786		320,352
Other financial assets measured at amortized cost		22,980		22,563
Total financial assets measured at amortized cost		576,815		587,104
Financial assets at fair value held for trading		127,514		104,370
of which: assets pledged as collateral that may be sold or repledged by counterparties		41,285		32,121
Derivative financial instruments	[1],[2],[3]	121,841		126,210
Brokerage receivables		18,007		16,840
Financial assets at fair value not held for trading	[4]	83,944		82,690
Total financial assets measured at fair value through profit or loss		351,307		330,110
Financial assets measured at fair value through other comprehensive income	[5]	6,345		6,667
Investments in associates		1,051		1,099
Property, equipment and software before the adoption of IFRS 16				9,348
Property, equipment and software		12,804		9,348
Goodwill and intangible assets		6,469		6,647
Deferred tax assets	[6]	9,537		10,105
Other non-financial assets		7,856		7,410
Total assets	[7]	972,183		958,489
Liabilities
Amounts due to banks		6,570		10,962
Payables from securities financing transactions		7,778		10,296
Cash collateral payables on derivative instruments		31,415		28,906
Customer deposits		448,284		419,838
Debt issued measured at amortized cost	[8]	110,497		132,271
Other financial liabilities measured at amortized cost		9,712		6,885
Total financial liabilities measured at amortized cost		614,256		609,158
Financial liabilities at fair value held for trading	[9],[10],[11]	30,591		28,943
Derivative financial instruments	[1],[2],[3],[9],[11]	120,880		125,723
Brokerage payables designated at fair value		37,233		38,420
Debt issued designated at fair value		66,809		57,031
Other financial liabilities designated at fair value	[12]	35,940		33,594
Total financial liabilities measured at fair value through profit or loss		291,452		283,711
Provisions		2,974		3,494
Other non-financial liabilities		8,794		9,022
Total liabilities		917,476		905,386
Equity
Share capital		338		338
Share premium		18,064		20,843
Treasury shares		(3,326)		(2,631)
Retained earnings		34,154		30,448
Other comprehensive income recognized directly in equity, net of tax		5,303		3,930
Equity attributable to shareholders		54,533		52,928
Equity attributable to non-controlling interests		174		176
Total equity before the adoption of IFRIC 23				53,103
Total equity		54,707		53,092
Total liabilities and equity		972,183		958,489
UBS AG
Assets
Cash and balances at central banks		107,068		108,370
Loans and advances to banks		12,379		16,642
Receivables from securities financing transactions		84,245		95,349
Cash collateral receivables on derivative instruments		23,289		23,603
Loans and advances to customers		327,992		321,482
Other financial assets measured at amortized cost		23,012		22,637
Total financial assets measured at amortized cost		577,985		588,084
Financial assets at fair value held for trading		127,695		104,513
of which: assets pledged as collateral that may be sold or repledged by counterparties		41,285		32,121
Derivative financial instruments	[1],[3],[13]	121,843		126,212
Brokerage receivables		18,007		16,840
Financial assets at fair value not held for trading	[4]	83,636		82,387
Total financial assets measured at fair value through profit or loss		351,181		329,953
Financial assets measured at fair value through other comprehensive income	[5]	6,345		6,667
Investments in associates		1,051		1,099
Property, equipment and software before the adoption of IFRS 16				8,479
Property, equipment and software		11,826	[14],[15]	8,479
Goodwill and intangible assets		6,469		6,647
Deferred tax assets	[6]	9,513		10,066
Other non-financial assets		7,547		7,062
Total assets	[7]	971,916		958,055
Liabilities
Amounts due to banks		6,570		10,962
Payables from securities financing transactions		7,778		10,296
Cash collateral payables on derivative instruments		31,416		28,906
Customer deposits		450,591		421,986
Funding from UBS Group AG and its subsidiaries	[16],[17],[18]	47,866		41,202
Debt issued measured at amortized cost	[8]	62,835		91,245
Other financial liabilities measured at amortized cost		10,373		7,576
Total financial liabilities measured at amortized cost		617,429		612,174
Financial liabilities at fair value held for trading		30,591		28,949
Derivative financial instruments	[1],[3],[13]	120,880		125,723
Brokerage payables designated at fair value		37,233		38,420
Debt issued designated at fair value		66,592		57,031
Other financial liabilities designated at fair value	[12]	36,157		33,594
Total financial liabilities measured at fair value through profit or loss		291,452		283,717
Provisions		2,938		3,457
Other non-financial liabilities		6,168		6,275
Total liabilities		917,988		905,624
Equity
Share capital		338		338
Share premium		24,659		24,655
Retained earnings		23,451		23,317
Other comprehensive income recognized directly in equity, net of tax		5,306		3,946
Equity attributable to shareholders		53,754		52,256
Equity attributable to non-controlling interests		174		176
Total equity before the adoption of IFRIC 23				52,432
Total equity		53,928		52,421
Total liabilities and equity		$ 971,916		$ 958,055

[1]
Derivative financial liabilities as of 31 December 2019 include USD 17 million related to derivative loan commitments (31 December 2018: USD 17 million). No notional amounts related to these commitments are included in this table, but they are disclosed in Note 34 under Loan commitments

[2]
Financial assets and liabilities are presented net on the balance sheet if UBS has the unconditional and legally enforceable right to offset the recognized amounts, both in the normal course of business and in the event of default, bankruptcy or insolvency of the entity and all of the counterparties, and intends either to settle on a net basis or to realize the asset and settle the liability simultaneously. Refer to Note 25 for more information on netting arrangements.

[3]
Includes certain forward starting repurchase and reverse repurchase agreements that are classified as measured at fair value through profit or loss and are recognized within derivative instruments. The fair value of these derivative instruments was not material as of 31 December 2019 or 31 December 2018. No notional amounts related to these instruments are included in this table, but they are disclosed in Note 34 under Forward starting transactions.

[4]	Refer to Note 24c for more information on product type and fair value hierarchy categorization.
[5]	Refer to Note 24c for more information on product type and fair value hierarchy categorization. Refer also to Note 10 and Note 23 for more information on expected credit loss measurement.
[6]	Less deferred tax liabilities as applicable.
[7]
Comparative figures in this table have been restated for the changes in Corporate Center cost and resource allocation to the business divisions and the changes in the equity attribution framework. Refer to further discussion in this note and in Note 1b

[8]	Net of bifurcated embedded derivatives, the fair value of which was not material for the periods presented.
[9]
Carrying amount is fair value. Management believes that this best represents the cash flows that would have to be paid if these positions had to be settled or closed out. Refer to Note 28 for undiscounted cash flows of derivatives designated in hedge accounting relationships.

[10]
Contractual maturities of financial liabilities at fair value held for trading are: USD 30 billion due within 1 month (2018: USD 28.3 billion), USD 0.6 billion due between 1 month and 1 year (2018: USD 0.6 billion) and USD 0 billion due between 1 and 5 years (2018: USD 0 billion).

[11]
Except for financial liabilities at fair value held for trading and derivative financial instruments (see footnote 3), the amounts presented generally represent undiscounted cash flows of future interest and principal payments

[12]
As of 31 December 2019 and 31 December 2018, the contractual redemption amount at maturity of other financial liabilities designated at fair value through profit or loss was not materially different from the carrying amount.

[13]
Financial assets and liabilities are presented net on the balance sheet if UBS AG has the unconditional and legally enforceable right to offset the recognized amounts, both in the normal course of business and in the event of default, bankruptcy or insolvency of the entity and all of the counterparties, and intends either to settle on a net basis or to realize the asset and settle the liability simultaneously. Refer to Note 25 for more information on netting arrangements.

[14]	Consists of USD 744 million related to Internally generated software, USD 101 million related to Owned properties and USD 98 million related to Leasehold improvements.
[15]	Reflects reclassifications to Properties held for sale.
[16]	All balances in 2019 are against UBS Group AG as counterparty. Prior year balances were against UBS Group Funding (Switzerland) AG as counterparty
[17]	Represents funding from UBS Group AG to UBS AG.
[18]	UBS AG has also recognized funding from UBS Group AG and its subsidiaries that is designated at fair value. Refer to Note 22b for more information.